Inventories	12 Months Ended
Dec. 31, 2015
Inventories [Abstract]
Inventories

Note 4. Inventories

Inventories consisted of the following:

	December 31,	December 31,
	2015	2014

	(U.S. $ in thousands)

Finished goods	$78,604	$66,779
Work-in-process	6,559	7,815
Raw materials	38,495	48,791
	$123,658	$123,385